UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seven Post Investment Office LP
Address: One Montgomery Street, 31st Floor
         San Francisco, CA  94104-4505

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eldridge Gray
Title:     Managing Director
Phone:     415-341-9200

Signature, Place, and Date of Signing:

 /s/  Eldridge Gray     San Francisco, CA     February 12, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $212,625 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     MSCI EAFE INDEX  464287465     1499    26365 SH       SOLE                    26365        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103     4468    31375 SH       SOLE                    29672        0     1703
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     2927    59232 SH       SOLE                    42432        0    16800
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858   194740  4373231 SH       SOLE                  4350366        0    22865
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     8991   255219 SH       SOLE                   246639        0     8580